Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant any stock options or stock appreciation rights during 2025. If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025.

Award Timing Method
We did not grant any stock options or stock appreciation rights during 2025. If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025.
MNPI Disclosure Timed for Compensation Value	false